Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	December 31, 2020	December 31, 2019
	(in thousands)
Opening goodwill	$883,170	$756,260
Current year acquisitions	27,191	126,932
Prior period acquisition (note 4 (b),(c))	123	—
Foreign exchange movement	25,773	(22)
Closing goodwill	$936,257	$883,170

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed	The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January 22,
2020
(in thousands)
Cash & cash equivalents	$10,170
Property, plant and equipment	45
Operating right of use assets	539
Goodwill *	27,191
Customer relationships	11,725
Order backlog	2,883
Accounts receivable	3,033
Prepayments and other current assets	158
Accounts payable	(368)
Unearned revenue	(989)
Other liabilities	(2,202)
Current lease liabilities	(219)
Non-current lease liabilities	(320)
Non-current deferred tax liability	(4,090)

Net assets acquired	$47,556

Cash outflows	$46,992
Working capital adjustment paid	564
Contingent consideration **	—

Total consideration	$47,556
* Goodwill represents the acquisition of an established workforce that specializes in medical device development and market access. None of the goodwill recognized is expected to be deductible for income tax purposes.
** The fair value of the contingent consideration was estimated at the date of acquisition. Depending on performance of the company, the total consideration could have increased by a maximum of $6.7 million in contingent consideration. At the acquisition date and at December 31, 2020, the fair value of this contingent consideration payable to MedPass is $Nil.
The Company has made an assessment of the fair value of assets acquired and liabilities assumed as at that date.The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

September 24,
2019
(in thousands)
Cash & cash equivalents	$3,292
Property, plant and equipment	564
Operating right of use assets	820
Goodwill *	22,865
Customer relationships	8,159
Order backlog	2,163
Accounts receivable	4,544
Unbilled revenue	186
Prepayments and other current assets	181
Other receivables	6
Accounts payable	(799)
Unearned revenue	(2,411)
Other liabilities	(933)
Current lease liabilities	(289)
Non-current lease liabilities	(531)

Net assets acquired	$37,817

Cash outflows	34,976
Working capital adjustment paid	341
Contingent consideration	2,500

Total consideration	$37,817
* Goodwill represents the acquisition of an established workforce and the capability to provide at-home trial services and site support solutions. The full amount of the goodwill recognized is expected to be deductible for income tax purposes.
The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

May 23,
2019
(in thousands)
Cash & cash equivalents	$7,719
Property, plant and equipment	670
Operating right of use assets	1,558
Goodwill *	81,760
Customer relationships	3,887
Order backlog	171
Patient database	2,542
Accounts receivable	3,488
Unbilled revenue	4,272
Other receivables	819
Prepayments and other current assets	406
Accounts payable	(5,484)
Unearned revenue	(5,796)
Other liabilities	(6,860)
Current lease liabilities	(430)
Non-current lease liabilities	(1,128)
Non-current deferred tax liability	(1,345)

Net assets acquired	$86,249

Cash outflows	$54,123
Working capital adjustment received	(466)
Redeemable noncontrolling interest **	32,592

Total consideration	$86,249
*Goodwill represents the acquisition of an established workforce and access to a broad site network in Europe and Africa. None of the goodwill recognized is expected to be deductible for income tax purposes.
**The fair value of the redeemable noncontrolling interest on May 23, 2019 was $32.6 million which was estimated by applying an income based approach. The valuation approach used was based on the future earnings of the company times an appropriate earnings multiple. On March 9, 2020 ICON exercised its option to call the outstanding shares in the noncontrolling interest to take 100% ownership of MeDiNova. Effective from this date, the noncontrolling interest was derecognized and a liability of $44.7 million was recognized, representing the assessment of the redemption value of the noncontrolling interest. This liability was settled on July 17, 2020 for $43.9 million.
The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January, 25
2019
(in thousands)
Cash & cash equivalent	$686
Property, plant and equipment	1,697
Operating right of use assets	2,866
Goodwill *	22,430
Customer relationships *	10,708
Order backlog *	2,787
Accounts receivable	3,100
Unbilled revenue	2,421
Other receivables	43
Prepayments and other current assets	908
Deferred tax asset	1,568
Accounts payable	(1,280)
Unearned revenue	(540)
Other liabilities	(1,232)
Current lease liabilities	(699)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)

Net assets acquired	$42,173

Cash outflows	$42,349
Working capital adjustment	(176)

Total consideration	$42,173
*Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology. None of the goodwill recognized is expected to be deductible for income tax purposes. In finalizing the goodwill on acquisition of MMD in the twelve month period from acquisition, fair value adjustments were made which resulted in increases in unbilled revenue ($2.1 million), deferred tax asset ($3.7 million), accounts payable ($0.6 million) and other liabilities ($0.1 million) and decreases in property, plant and equipment ($0.1 million) and unearned revenue ($0.9 million). Customer relationship and order backlog assets were also finalized.
Summary of Proforma Effect in Net Revenue Net Income and Earnings Per Share	The proforma effect of the MedPass acquisition if completed on January 1, 2019 would have resulted in revenue, net income and earnings per share for the fiscal years ended December 31, 2020 and December 31, 2019 as follows:

	Year Ended
	2020	2019
	(in thousands)
Revenue	$2,798,180	$2,820,796
Net income	$332,521	$377,485

	(in ones)
Basic earnings per share	$6.21	$6.91
Diluted earnings per share	$6.16	$6.85
The proforma effect of the Symphony acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,818,280	$2,609,233
Net income	$376,636	$324,671

	(in ones)
Basic earnings per share	$6.90	$6.00
Diluted earnings per share	$6.84	$5.93
The proforma effect of the MeDiNova acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,807,788	$2,599,091
Net income	$375,979	$323,759

	(in ones)
Basic earnings per share	$6.89	$5.98
Diluted earnings per share	$6.83	$5.91
The proforma effect of the MMD acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,806,908	$2,612,346
Net income	$373,930	$321,698

	(in ones)
Basic earnings per share	$6.85	$5.94
Diluted earnings per share	$6.79	$5.87